SEGMENT REPORTING (Schdeule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment reporting [Line Items]
Net Revenues	¥ 190,898	$ 27,765	¥ 330,977	¥ 455,042
PRC [Member]
Segment reporting [Line Items]
Net Revenues	149,548	21,751	302,304	443,601
Singapore [Member]
Segment reporting [Line Items]
Net Revenues	¥ 41,350	$ 6,014	¥ 28,673	¥ 11,441